Summary of Regulatory Capital Position (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Capital
Common Equity Tier 1 Capital	$ 82,328	$ 83,671
Tier 1 Capital	93,086	94,445
Total Capital	106,032	107,175
Risk-weighted assets used in the calculation of capital ratios	$ 531,644	$ 517,048
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	15.50%	16.20%
Tier 1 Capital ratio	17.50%	18.30%
Total Capital ratio	19.90%	20.70%
Leverage ratio	4.80%	4.90%
TLAC Ratio	36.60%	35.20%
TLAC Leverage Ratio	9.90%	9.40%